Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	729,241
Proposed Maximum Offering Price per Unit	7.79
Maximum Aggregate Offering Price	$ 5,680,787.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 784.52
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of share splits, share dividends, share distributions, and similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $7.79, the average of the high $8.28 and low $7.30 reported sales prices of the registrant's common shares on the Nasdaq Capital Market on June 25, 2026.